Biological Assets (Details) - Schedule of Changes in Cattle Raising Activity R$ in Thousands	12 Months Ended
	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 BRL (R$)
Heads of Cattle [Member]
Biological Assets (Details) - Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	21,168	14,805
Ending balance	22,705	21,168
Acquisition/birth costs	10,478	15,100
Handling costs
Sales	(8,341)	(8,451)
Deaths	(559)	(229)
Consumption (in Brazil Real)	R$ (41)	R$ (57)
Effect of conversion
Change in fair value
Cattle for Production [Member]
Biological Assets (Details) - Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	67,617	46,312
Ending balance	(53,484)	67,617
Acquisition/birth costs	11,414	38,142
Handling costs	17,352	13,397
Sales	(26,439)	(30,196)
Deaths	(1,461)	(609)
Consumption (in Brazil Real)	R$ (35)	R$ (230)
Effect of conversion	(1,140)	(167)
Change in fair value	(13,824)	968